Consolidated Statements of Comprehensive Income ₪ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 ILS (₪)	[1]	Dec. 31, 2018 USD ($)	Dec. 31, 2017 ILS (₪)	Dec. 31, 2016 ILS (₪)
Statement Line Items [Line Items]
Net profit (loss) for the year | ₪	₪ (1,909)	[2]		₪ 675	₪ 439
Items of comprehensive profit (loss), net of tax | ₪	42			(8)	(15)
Total comprehensive profit (loss) for the year | ₪	(1,867)			667	424
Attributable to:
Shareholders of the Company | ₪	(709)			(17)	(206)
Non-controlling interest | ₪	(1,158)			684	630
Total comprehensive profit for the year | ₪	₪ (1,867)			₪ 667	₪ 424
USD
Statement Line Items [Line Items]
Net profit (loss) for the year | $			$ (509)
Items of comprehensive profit (loss), net of tax | $			11
Total comprehensive profit (loss) for the year | $			(498)
Attributable to:
Shareholders of the Company | $			(189)
Non-controlling interest | $			(309)
Total comprehensive profit for the year | $			$ (498)

[1]	For information regarding early adoption of IFRS 16, Leases, see Note 2.I.1
[2]	For information regarding early adoption of IFRS 16, Leases, see Note 3a.